FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5:-FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, “Fair Value Measurements and Disclosures”, the Company measures its cash equivalents, marketable securities and deferred consideration at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2 since these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2021, and 2020:

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$488	$-	$-	$488

Marketable securities:

Foreign banks and government debentures	-	52,412	-	52,412
Corporate debentures	-	85,309	-	85,309

Total financial assets	$488	$137,721	$-	$138,209

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$6,999	$-	$-	$6,999

Marketable securities:

Foreign banks and government debentures	-	60,155	-	60,155
Corporate debentures	-	71,365	-	71,365

Total financial assets	$6,999	$131,520	$-	$138,519